Post-employment Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Post-employment Benefits
Schedule of liabilities under post-employment benefi

	12.31.2022	12.31.2021
Pension plans	949	965
Healthcare plans	1,069,088	1,294,209
	1,070,037	1,295,174
Current	73,814	68,836
Noncurrent	996,223	1,226,338

Schedule of post-employment benefits recognized in the statement of income

	12.31.2022	12.31.2021	12.31.2020
Employees
Pension plans	55,607	59,052	57,977
Healthcare plan - post employment	140,293	116,504	94,349
Healthcare plan - active employees	68,897	71,795	75,192
	264,797	247,351	227,518
Management
Pension plans	1,236	1,300	977
Healthcare plan	148	122	139
	1,384	1,422	1,116
	266,181	248,773	228,634

Schedule of changes in post-employment benefits

Balance as of January 1, 2021	1,493,614
Appropriation of actuarial calculation	116,504
Appropriation of pension and healthcare contributions	130,308
Adjustment related to actuarial (gains) losses	(246,626)
Amortizations	(198,626)
Balance as of December 31, 2021	1,295,174
Appropriation of actuarial calculation	140,293
Appropriation of pension and healthcare contributions	127,878
Adjustment related to actuarial (gains) losses (a)	(291,742)
Amortizations	(201,566)
Balance as of December 31, 2022	1,070,037
(a)	Adjustments arising from the transfer of liabilities from Copel Serviços to Copel and other subsidiaries.

Schedule of actuarial assumptions

		2022		2021
	Real	Nominal	Real	Nominal
Economic
Inflation p.y.	-	5.10%	-	5.50%
Expected rate of discount/return p.y.
Unified Plan - Defined Benefit	6.10%	11.51%	5.20%	10.99%
Unified Plan - Balance	6.12%	11.53%	5.20%	10.99%
Plan III	6.13%	11.54%	5.30%	11.09%
Assistance Plan	6.13%	11.54%	5.30%	11.09%
Salary growth/medical costs
Unified Plan p.y.	0.00%	5.10%	0.00%	5.50%
Plan III p.y.	1.00%	6.15%	1.00%	6.56%
Assistance Plan - Aging Factor	3.30%	-	5.80%	-
Demographic
Mortality Table		AT - 2000		AT - 2000
Mortality table of individuals with permanent disability		WINKLEVOSS		WINKLEVOSS
Table of new disability benef it vested		TASA 1927		TASA 1927

Schedule of participants and beneficiaries

	Social Security Plans
	Unified Plan		Plan III		Assistance Plan
	12.31.2022	12.31.2021	12.31.2022	12.31.2021	12.31.2022	12.31.2021
Number of active participants	10	18	6,031	6,645	5,775	6,276
Number of Inactive participants	4,170	4,229	5,369	5,018	9,059	8,910
Number of dependent people	-	-	-	-	20,867	21,621
Total	4,180	4,247	11,400	11,663	35,701	36,807

Schedule of life expectancy

	Unified Plan	Plan III
As of December 31, 2022
Retired participants	19.60	23.42
Pensioner participants	12.48	25.97
As of December 31, 2021
Retired participants	11.60	23.47
Pensioner participants	13.22	27.02

Schedule of actuarial evaluation

	Unified Plan	Plan III	Assistance Plan	12.31.2022	12.31.2021
Total liabilities or partially covered	6,029,530	3,457,537	1,234,771	10,721,838	10,973,812
Fair value of the plan assets	(6,625,377)	(3,531,958)	(165,683)	(10,323,018)	(10,343,368)
Plan coverage status	(595,847)	(74,421)	1,069,088	398,820	630,444
Unrecognized asset	595,847	74,421	-	670,268	663,765
	-	-	1,069,088	1,069,088	1,294,209

Schedule of changes in actuarial liabilities

	Unified Plan	Plan III	Assistance Plan
Present value of net actuarial obligations as of January 1, 2021	6,760,824	3,344,723	1,714,637
Cost of services	252	2,006	7,368
Cost of interest	481,656	246,256	125,132
Benefits paid	(511,621)	(233,908)	-
Actuarial (gain) losses	(585,510)	(21,984)	(356,019)
Present value of net actuarial obligations as of December 31, 2021	6,145,601	3,337,093	1,491,118
Cost of services	169	2,018	6,172
Cost of interest	673,724	364,901	155,389
Benefits paid	(523,792)	(264,096)	(342)
Actuarial (gain) losses	(266,172)	17,621	(417,566)
Present value of net actuarial obligations as of December 31, 2022	6,029,530	3,457,537	1,234,771

Schedule of changes in actuarial assets

	Unified Plan	Plan III	Assistance Plan
Fair value of the Plan's assets as of January 1, 2021	7,568,268	3,629,780	222,148
Return estimated for assets	837,120	133,837	6,366
Contributions and distributions	26,661	136,730	-
Benefits paid	(511,621)	(233,908)	-
Actuarial gain (losses)	(1,121,173)	(319,235)	(31,605)
Fair value of the Plan's assets as of December 31, 2021	6,799,255	3,347,204	196,909
Return estimated for assets	743,845	274,486	26,390
Contributions and distributions	29,808	151,606	-
Benefits paid	(523,792)	(264,096)	-
Actuarial gain (losses)	(423,739)	22,758	(57,616)
Fair value of the Plan's assets as of December 31, 2022	6,625,377	3,531,958	165,683

Schedule of estimated net periodic plan costs (gains)

	Unified Plan	Plan III	Assistance Plan
Cost of current service	205	3,966	6,879
Estimated cost of interest	700,311	397,093	141,876
Expected return on plan assets	(769,615)	(410,063)	(18,629)
Expected employee contributions	(89)	(1,983)	-
Costs (income or loss)	(69,188)	(10,987)	130,126

Schedule of sensitivity analysis

	Projected scenarios
	Increase by 1%	Decrease in 1%
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	(826,777)	823,400
Impacts on the obligations of healthcare program	(195,345)	185,544
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	82,208	(80,982)
Impact on cost of service for the following financial year of healthcare program	392	(386)
Sensitivity of the service cost
Impacts on the obligations of the pension	320	(313)
Impacts on the obligations of healthcare program	1,040	(883)

Schedule of benefits payable

	Unified Plan	Plan III	Assistance Plan	Total
2023	317,523	153,226	81,010	551,759
2024	316,790	152,659	81,114	550,563
2025	316,908	152,239	79,756	548,903
2026	316,481	151,790	76,382	544,653
2027	315,703	151,358	73,076	540,137
2028 to 2052	3,885,982	2,598,345	759,895	7,244,222

Schedule of asset allocation for pension and healthcare plans

	Goal for 2023 (*)	2022
Fixed income	77.2%	71.1%
Variable income	5.3%	10.0%
Loans	1.2%	1.2%
Real estate	5.6%	2.7%
Investment structuring	8.7%	10.2%
Investments abroad	2.0%	4.8%
	100.0%	100.0%
(*)	Target based on the total investment of each plan.

Schedule of pension plan assets

	Unified Plan		Plan III
	target (%)(*)	minimum (%)	target (%)	minimum (%)
Fixed income	86.0%	60.0%	67.0%	40.0%
Variable income	3.0%	2.0%	8.0%	3.0%
Loans	0.5%	0.0%	2.0%	0.0%
Real estate	5.5%	0.0%	6.0%	0.0%
Investment structuring	5.0%	0.0%	13.0%	0.0%
Investments abroad	0.0%	0.0%	4.0%	0.0%
(*)	Target 2022.